UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Venor Capital Management LP
           --------------------------------------------------
Address:   Times Square Tower
           --------------------------------------------------
           7, Times Square, Suite 3505
           --------------------------------------------------
           New York, NY 10036
           --------------------------------------------------

Form 13F File Number:
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Zemel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 703-2132
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Zemel              New York, New York              05/15/07
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:        $307,675
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                                FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS   CUSIP   x($1000) PRN AMT   PRN CALL DISCRETN MANAGERS    SOLE    SHARED    NONE
------------------------------- -------------- --------- -------- --------- --- ---- -------- -------- --------- -------- --------
AEP INDS INC                      COM          001031103  15,310    356,045 SH         Sole              356,045      0       0
AIRTRAN HLDGS INC                 COM          00949P108   4,108    400,000 SH         Sole              400,000      0       0
ARMSTRONG WORLD INDS INC NEW      COM          04247X102   8,161    160,500 SH         Sole              160,500      0       0
BOYD GAMING CORP                  COM          103304101     405      2,250 SH  CALL   Sole                2,250      0       0
BOYD GAMING CORP                  COM          103304101   4,078     85,600 SH         Sole               85,600      0       0
CF INDS HLDGS INC                 COM          125269100   4,819    125,000 SH         Sole              125,000      0       0
COMCAST CORP NEW                  CL A         20030N200     200      5,000 SH  PUT    Sole                5,000      0       0
DOMTAR CORP                       COM          257559104  24,218  2,601,300 SH         Sole            2,601,300      0       0
GENTEK INC                        COM NEW      37245X203  15,378    451,506 SH         Sole              451,506      0       0
GEOEYE INC                        COM          37250W108   5,888    329,330 SH         Sole              329,330      0       0
GEOMET INC DEL                    COM          37250U201  12,496  1,416,755 SH         Sole            1,416,755      0       0
GOODRICH CORP                     COM          382388106   5,920    115,000 SH         Sole              115,000      0       0
GOODYEAR TIRE & RUBR CO           COM          382550101     882      2,757 SH  CALL   Sole                2,757      0       0
GOODYEAR TIRE & RUBR CO           COM          382550101     850      5,000 SH  CALL   Sole                5,000      0       0
GOODYEAR TIRE & RUBR CO           COM          382550101     400      5,000 SH  CALL   Sole                5,000      0       0
GOODYEAR TIRE & RUBR CO           COM          382550101  31,190  1,000,000 SH         Sole            1,000,000      0       0
GRAPHIC PACKAGING CORP DEL        COM          388688103  26,591  5,610,000 SH         Sole            5,610,000      0       0
HARRAHS ENTMT INC                 COM          413619107  10,556    125,000 SH         Sole              125,000      0       0
HORNBECK OFFSHORE SVCS INC N      COM          440543106  12,666    442,100 SH         Sole              442,100      0       0
M & F WORLDWIDE CORP              COM          552541104   3,818     80,200 SH         Sole               80,200      0       0
MEDIACOM COMMUNICATIONS CORP      CL A         58446K105  16,361  2,010,000 SH         Sole            2,010,000      0       0
MIRANT CORP NEW                   COM          60467R100  15,634    386,400 SH         Sole              386,400      0       0
MIRANT CORP NEW                   COM          60467R100   1,155      1,750 SH  CALL   Sole                1,750      0       0
NAVISTAR INTL CORP NEW            COM          63934E108  34,313    750,000 SH         Sole              750,000      0       0
NAVISTAR INTL CORP NEW            COM          63934E108     100      5,000 SH  PUT    Sole                5,000      0       0
NAVISTAR INTL CORP NEW            COM          63934E108     990      2,250 SH  CALL   Sole                2,250      0       0
NRG ENERGY INC                    COM NEW      629377508  12,967    180,000 SH         Sole              180,000      0       0
PACCAR INC                        COM          693718108     105      2,000 SH  PUT    Sole                2,000      0       0
TERRA INDS INC                    COM          880915103   4,375    250,000 SH         Sole              250,000      0       0
TERRA INDS INC                    COM          880915103   1,658      8,500 SH  CALL   Sole                8,500      0       0
TERRA INDS INC                    COM          880915103     363      5,000 SH  PUT    Sole                5,000      0       0
TIME WARNER CABLE INC             CL A         88732J108  18,698    499,005 SH         Sole              499,005      0       0
UAL CORP                          COM NEW      902549807   3,053     79,994 SH         Sole               79,994      0       0
WILLIAMS COS INC DEL              COM          969457100   9,968    350,000 SH         Sole              350,000      0       0

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